Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)					3 Months Ended			4 Months Ended	6 Months Ended			9 Months Ended			12 Months Ended
		Apr. 02, 2022 USD ($) $ / shares	Feb. 16, 2021 USD ($) $ / shares	Feb. 09, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares		Sep. 30, 2021 USD ($)	May 13, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares		Sep. 30, 2022 USD ($) $ / shares		Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares		Jun. 30, 2020 USD ($) $ / shares	Sep. 30, 2022 $ / shares		Dec. 31, 2021 $ / shares		Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | (per share)															$ 0.32		$ 0.42	$ 0.34		$ 0.40		$ 0.56
Change in derivative liability					$ 7,315,161		$ 6,460,513			$ 10,503,941		$ 18,538,380		$ 22,172,679	$ 12,300,453		$ (18,843,947)
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					13.0							13.0						13.0
June Two Thousand Twenty Two Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares					$ 0.115				$ 0.20			$ 0.115
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1228 days							1228 days			1501 days			1228 days		1501 days
Share price | $ / shares			$ 0.29	$ 0.27	$ 0.115							$ 0.115			$ 0.37
Fair value			$ 3,813,103	$ 3,813,103								$ 829,987			$ 3,483,745
Change in derivative liability												$ (2,653,758)			$ (329,358)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life			1826 days	1826 days						1501 days
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions			100	100	120							120			100			120		100
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions			0.49	0.49	3.72							3.72			1.25			3.72		1.25
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions			0	0	0							0			0			0		0
Warrant Liabilities [Member] | August 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares										$ 0.41					$ 0.37
Fair value										$ 14,493,215					$ 6,790,163
Change in derivative liability															$ (7,703,052)
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										973 days					608 days					608 days
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										100					100					100
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										1.31					0.95					0.95
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										0					0					0
Warrant Liabilities [Member] | August 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares										$ 0.41
Fair value										$ 0
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										221 days
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										100
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										1.23
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										0
Warrant Liabilities [Member] | November 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares										$ 0.41
Fair value										$ 52,540
Change in derivative liability															$ (52,540)
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										332 days
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										100
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										1.09
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions										0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[1]				1188 days							1188 days			1461 days			1188 days		1461 days
Share price | $ / shares					$ 0.115	[1]				$ 0.41	[2],[3]	$ 0.115	[1]		$ 0.37	[1],[2],[3]
Fair value										$ 3,438,839	[2]	$ 460,207	[1]		$ 2,067,493	[1],[2]
Change in derivative liability	[1]											$ (1,607,286)			$ (1,371,346)	[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[2]									1826 days					1461 days					1461 days
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					120	[1]				100	[2]	120	[1]		100	[1],[2]		120	[1]	100	[1],[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					3.72	[1]				0.85	[2]	3.72	[1]		1.02	[1],[2]		3.72	[1]	1.02	[1],[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					0	[1]				0	[2]	0	[1]		0	[1],[2]		0	[1]	0	[1],[2]
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[4]				1188 days							1188 days			1461 days			1188 days		1461 days
Share price | $ / shares	[4]				$ 0.115							$ 0.115			$ 0.37
Fair value										$ 5,922,270	[3]	$ 707,282	[4]		$ 3,177,485	[3],[4]
Change in derivative liability	[4]											$ (2,470,203)			$ (2,744,785)	[3]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[3]														1461 days					1461 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[3]									213 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[3]									1826 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					120	[4]				100	[3]	120	[4]		100	[3],[4]		120	[4]	100	[3],[4]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					3.72	[4]				0.81	[3]	3.72	[4]		1.02	[3],[4]		3.72	[4]	1.02	[3],[4]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					0	[4]				0	[3]	0	[4]		0	[3],[4]		0	[4]	0	[3],[4]
Warrant Liabilities [Member] | June Two Thousand Twenty Two Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					914 days				1006 days			914 days						914 days
Fair value									$ 113,425			$ 47,895
Change in derivative liability												$ (65,530)
Warrant Liabilities [Member] | June Two Thousand Twenty Two Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					120				120			120						120
Warrant Liabilities [Member] | June Two Thousand Twenty Two Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					3.72				3.14			3.72						3.72
Warrant Liabilities [Member] | June Two Thousand Twenty Two Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					0				0			0						0
Warrant Liabilities [Member] | Auguest Two Thousand Twenty Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					335 days							335 days			608 days			335 days		608 days
Share price | $ / shares					$ 0.115							$ 0.115			$ 0.37
Fair value												$ 484,745			$ 6,790,163
Change in derivative liability												$ (6,305,419)			$ (7,703,052)
Warrant Liabilities [Member] | Auguest Two Thousand Twenty Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					120							120			100			120		100
Warrant Liabilities [Member] | Auguest Two Thousand Twenty Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					3.79							3.79			0.95			3.79		0.95
Warrant Liabilities [Member] | Auguest Two Thousand Twenty Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					0							0			0			0		0
Special Warrant Issuance [Member] | April Two Thousand Twenty Two Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life		1096 days			914 days							914 days						914 days
Share price | $ / shares		$ 0.29			$ 0.115							$ 0.115
Fair value		$ 5,947,232										$ 1,488,348
Change in derivative liability												$ (4,458,884)
Special Warrant Issuance [Member] | April Two Thousand Twenty Two Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions		120			120							120						120
Special Warrant Issuance [Member] | April Two Thousand Twenty Two Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions		2.35			3.72							3.72						3.72
Special Warrant Issuance [Member] | April Two Thousand Twenty Two Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions		0			0							0						0
Non Brokered Issuance [Member] | April Two Thousand Twenty Two Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life		1096 days			914 days							914 days						914 days
Share price | $ / shares		$ 0.29			$ 0.115							$ 0.115
Fair value		$ 186,190										$ 57,869
Change in derivative liability												$ (128,321)
Non Brokered Issuance [Member] | April Two Thousand Twenty Two Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions		120			120							120						120
Non Brokered Issuance [Member] | April Two Thousand Twenty Two Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions		2.35			3.72							3.72						3.72
Non Brokered Issuance [Member] | April Two Thousand Twenty Two Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions		0			0							0						0
Teck Issuance [Member] | May Two Thousand Twenty Two Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					956 days			1096 days				956 days						956 days
Share price | $ / shares					$ 0.115			$ 0.25				$ 0.115
Fair value								$ 1,273,032				$ 424,053
Change in derivative liability												$ (848,979)
Teck Issuance [Member] | May Two Thousand Twenty Two Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					120			120				120						120
Teck Issuance [Member] | May Two Thousand Twenty Two Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					3.72			2.68				3.72						3.72
Teck Issuance [Member] | May Two Thousand Twenty Two Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement, assumptions					0			0				0						0

[1]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.
[2]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.
[3]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.
[4]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.